[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

May 18, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Viking Mutual Funds (the “Registrant”)

Ladies and Gentlemen:

Viking Mutual Funds is transmitting Post-Effective Amendment No. 31 (the “Amendment”) to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (under which it is Amendment No. 31). The Registrant is a multi-series investment company consisting of the following two series: Viking Tax-Free Fund for Montana; and Viking Tax-Free Fund for North Dakota. This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act and it is with respect to a new class of shares (i.e., Class I) of each of the foregoing series.

If we may cooperate with you in any way in the processing of this Amendment to the registration statement, please contact the undersigned at (312) 845-3446 (e-mail: russell@chapman.com).

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/	Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc:	Brent Wheeler